Short Term Loans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of short-term bank loans

	March 31, 2014	December 31, 2013
Loan payable to Bank of China, annual interest rate of 6%, due by November 20, 2014 with buildings and land use rights provided by the shareholders as collateral.	$4,544,053	$4,582,351
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by January 29, 2014, guaranteed by Enshi Zhou Nongfa Credit Guarantee Co., Ltd.	-	818,277
Loan payable to Hubei Bank, annual interest rate of 6%, due by March 30, 2014, guaranteed by Hubei Xiangyue Professional Guarantee Service Co., Ltd., a major shareholder, and 2 individuals, Fuming Fan and Yulan Tian	-	1,309,243
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by September 24, 2014 with buildings provided by major shareholder as collateral and guaranteed by the same shareholder.	1,622,876	1,636,554
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by November 21, 2014, with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral and guaranteed by the major shareholders.	1,622,876	1,636,554
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by September 15, 2014 with buildings and land use rights provided by 2 individuals, Benshuang Yao and Youxiang Zhou as collateral.	2,434,314	2,454,831
Loan payable to Laifeng County Small Business Loan Guarantee Company, annual interest rate of 9.72%, due by March 18, 2014 but had been extended to March 18, 2015.	194,745	196,386
Loan payable to Laifeng County Small Business Loan Guarantee Company, annual interest rate of 9.72%, due by April 21, 2014 but had been extended to April 21, 2014.	568,007	572,794
Loan payable to Laifeng County Small Business Loan Guarantee Company, annual interest rate of 9.72%, due by May 14, 2014 but had been extended to May 14, 2015.	568,007	572,794
Loan payable to Laifeng County Finance Bureau without interest burden, due by November 10, 2014.	1,622,876	1,636,555
Loan payable to Laifeng County Finance Bureau without interest burden, due by November 1, 2014.	4,057,190	-

	$18,857,820	$15,416,339

	December 31,
	2013	2012
Loan payable to Laifeng Credit Guarantee Corp., annual interest rate of 9.72%, due by January 14, 2013.	$-	$190,443
Loan payable to Laifeng Credit Guarantee Corp., annual interest rate of 9.72%, due by March 19, 2013.	-	555,459
Loan payable to Laifeng Credit Guarantee Corp., annual interest rate of 9.72%, due by March 26, 2013.	-	555,459
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by December 20, 2013.	-	793,512
Loan payable to Agricultural Development Bank of China, annual interest rate of 6.56%, due by January 10, 2013.	-	793,512
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by September 19, 2013.	-	3,174,049
Loan payable to Bank of China, annual interest rate of 6%, due by November 20, 2014 with buildings and land use rights provided by the shareholders as collateral.	4,582,351	-
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by January 29, 2014, guaranteed by Enshi Zhou Nongfa Credit Guarantee Co., Ltd. , had been repaid in January 14, 2014 and refinanced in January 16, 2014	818,277	-
Loan payable to Hubei Bank, annual interest rate of 6%, due by March 30, 2014, guaranteed by Hubei Xiangyue Professional Guarantee Service Co., Ltd., a major shareholder, and 2 individuals, Fuming Fan and Yulan Tian	1,309,243	-
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by September 24, 2014 with buildings provided by major shareholder as collateral and guaranteed by the same shareholder.	1,636,554	-
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by November 21, 2014, with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral and guaranteed by the major shareholders.	1,636,554	-
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by September 15, 2014 with buildings and land use rights provided by 2 individuals, Benshuang Yao and Youxiang Zhou as collateral.	2,454,831	-
Loan payable to Laifeng County Small Business Loan Guarantee Company, annual interest rate of 9.72%, due by March 18, 2014.	196,386	-
Loan payable to Laifeng County Small Business Loan Guarantee Company, annual interest rate of 9.72%, due by April 21, 2014.	572,794	-
Loan payable to Laifeng County Small Business Loan Guarantee Company, annual interest rate of 9.72%, due by May 14, 2014.	572,794	-
Loan payable to Laifeng County Finance Bureau without interest burden, due by November 10, 2014.	1,636,555	-

	$15,416,339	$6,062,434

Schedule of long-term bank loans
	December 31,
	2013	2012
Loan payable to Bank of China, annual interest rate of 6%, due by November 5, 2014.	$-	$4,443,669
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by August 24, 2014.	-	1,333,100
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by October 1, 2014.	-	1,047,436
	$-	$6,824,205